SEGMENT AND RELATED INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
SEGMENT AND RELATED INFORMATION
SEGMENT AND RELATED INFORMATION
Segment Information
Our management structure and internal and public segment reporting are aligned based upon the services offered by our two operating groups, which represent our reportable segments:
Engineering & Construction—Engineering & Construction provides EPC services for major energy infrastructure facilities.
Fabrication Services—Fabrication Services provides fabrication and erection of steel plate structures; fabrication of piping systems and process modules; and manufacturing and distribution of pipe and fittings.
Our chief operating decision maker evaluates the performance of these two operating groups based upon revenue and income from operations. Each operating group’s income from operations reflects corporate costs, allocated based primarily upon revenue. Intersegment revenue for our continuing operations is netted against the revenue of the segment receiving the intersegment services. For 2016, 2015 and 2014, intersegment revenue totaled approximately $233,900, $312,300 and $374,300, respectively. Intersegment revenue for the aforementioned periods primarily related to services provided by our Fabrication Services operating group to our Engineering & Construction operating group.
As a result of the classification of our Capital Services Operations (which is primarily comprised of our former Capital Services reportable segment) and our Technology Operations (primarily comprised of our former Technology reportable segment and our Engineered Products Operations, representing a portion of our Fabrication Services reportable segment) as discontinued operations, the information for our remaining segments presented below has been recast to reflect: 1) a reallocation of certain corporate amounts previously allocated to the Capital Services segment, Technology segment and Fabrication Services segment that were not assignable to the discontinued operations, and 2) the portions of the previously reported Capital Services segment, Technology segment and Fabrication Services segment that are not included in the Capital Services Operations or Technology Operations, and 3) the portions of our remaining two segments that were included in the Capital Services Operations and Technology Operations. In addition, revenue for the remaining segments has been recast to reflect the intersegment revenue with our Capital Services Operations and Technology Operations that was previously eliminated prior to the discontinued operations classification (approximately $297,700, $177,000 and $121,700 for 2016, 2015 and 2014, respectively).

The following table presents total revenue, depreciation and amortization, equity earnings, income (loss) from continuing operations and capital expenditures by reportable segment for 2016, 2015, and 2014:

	Years Ended December 31,
	2016	2015	2014
Revenue
Engineering & Construction	$6,206,150	$7,827,633	$7,707,400
Fabrication Services	1,922,447	2,113,284	2,553,646
Total revenue	$8,128,597	$9,940,917	$10,261,046
Depreciation And Amortization
Engineering & Construction	$18,602	$49,863	$63,928
Fabrication Services	53,034	54,697	59,138
Total depreciation and amortization	$71,636	$104,560	$123,066
Equity Earnings (Loss)
Engineering & Construction	$7,222	$(3,853)	$(1,297)
Fabrication Services	(1,486)	(3,812)	(77)
Total equity earnings (loss)	$5,736	$(7,665)	$(1,374)
Income (Loss) From Continuing Operations
Engineering & Construction (1)	$137,049	$(892,671)	$498,983
Fabrication Services	86,161	129,737	230,856
Total operating groups	223,210	(762,934)	729,839
Integration related costs	—	—	(26,356)
Total income (loss) from continuing operations	$223,210	$(762,934)	$703,483
Capital Expenditures
Engineering & Construction	$4,476	$15,811	$46,798
Fabrication Services	32,542	42,541	49,479
Total capital expenditures	$37,018	$58,352	$96,277

(1)
As discussed further in Note 4, during 2015 we recorded a non-cash pre-tax charge of approximately $1,505,900 within our Engineering & Construction operating group related to the sale of our Nuclear Operations. In addition, during 2016 we recorded a non-cash pre-tax charge of approximately $148,100 resulting from a reserve for the Transaction Receivable associated with the 2015 sale of our Nuclear Operations.

The following table presents total assets of our continuing operations by reportable segment and discontinued operations for December 31, 2016, 2015 and 2014:

	December 31,
	2016	2015	2014
Assets
Engineering & Construction	$3,738,303	$4,129,531	$4,651,080
Fabrication Services	2,114,637	2,295,523	1,997,414
Total assets of continuing operations	5,852,940	6,425,054	6,648,494
Assets of discontinued Technology Operations (Note 5)	1,109,604	1,151,384	1,076,585
Assets of discontinued Capital Services Operations (Note 5)	876,876	1,615,622	1,644,751
Total assets	$7,839,420	$9,192,060	$9,369,830

Geographic Information
The following table presents total revenue by country for those countries with revenue in excess of 10% of consolidated revenue during a given year based upon the location of the applicable projects:

	Years Ended December 31,
	2016	2015	2014
Revenue by Country
United States	$5,478,820	$6,045,430	$4,433,397
Australia	1,744,055	2,168,737	2,495,185
Colombia	26,329	456,850	1,080,093
Other (1)	879,393	1,269,900	2,252,371
Total revenue	$8,128,597	$9,940,917	$10,261,046

(1)	Revenue earned in other countries, including The Netherlands (our country of domicile), was not individually greater than 10% of our consolidated revenue in 2016, 2015 or 2014.
Our long-lived assets are primarily goodwill, other intangible assets and property and equipment. At December 31, 2016, 2015 and 2014, approximately 75%, 75% and 75% of property and equipment were located in the U.S., respectively, while our remaining assets were strategically located throughout the world. Our long-lived assets attributable to operations in The Netherlands were not significant at December 31, 2016, 2015 or 2014.
Significant Customers
For 2016, 2015 and 2014, revenue for a customer in our Engineering & Construction and Fabrication Services operating groups was approximately $1,136,000 (approximately 14% of consolidated 2016 revenue), approximately $1,647,000 (approximately 17% of consolidated 2015 revenue), and approximately $1,956,000 (approximately 19% of consolidated 2014 revenue), respectively. In addition, for 2016, revenue for two other customers in our Engineering & Construction operating group were approximately $1,605,000 (approximately 20% of consolidated 2016 revenue) and approximately $1,099,000 (approximately 14% of consolidated 2016 revenue). In addition, for 2015, revenue for another customer in our Engineering & Construction operating group was approximately $1,179,000 (approximately 12% of consolidated 2015 revenue). In addition, for 2014, revenue for another customer in our Engineering & Construction operating group was approximately $1,081,000 (approximately 11% of consolidated 2014 revenue).